PROPERTY AND EQUIPMENT (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Processing and rail facility [Member]
Estimated useful lives	20 years	20 years
Surface equipment [Member]
Estimated useful lives	7 years	7 years
Underground equipment [Member]
Estimated useful lives	5 years	5 years